Quarterly Financial Information - (Unaudited) Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following summarizes selected quarterly financial information for each of the two years ended December 31, 2011, and December 25, 2010.

2011	First	Second	Third	Fourth	Full Year
	(In millions, except per share data)
Sales	$997.3	$1,383.1	$1,393.9	$1,395.6	$5,169.9
Excise taxes	(306.9)	(449.5)	(439.5)	(458.3)	(1,654.2)
Net sales	690.4	933.6	954.4	937.3	3,515.7
Cost of goods sold	(427.2)	(523.9)	(550.5)	(547.5)	(2,049.1)
Gross profit	$263.2	$409.7	$403.9	$389.8	$1,466.6
Amounts attributable to MCBC:
Income from continuing operations	$82.6	$224.3	$194.7	$172.4	$674.0
Gain (loss) from discontinued operations, net of tax	0.3	(1.5)	2.7	0.8	2.3
Net income	$82.9	$222.8	$197.4	$173.2	$676.3
Basic income (loss) per share:
From continuing operations	0.44	1.20	1.05	0.95	3.65
From discontinued operations	—	(0.01)	0.01	—	0.01
Basic net income per share	0.44	1.19	1.06	0.95	3.66
Diluted income (loss) per share:
From continuing operations	0.44	1.19	1.05	0.95	3.62
From discontinued operations	—	(0.01)	0.01	—	0.01
Diluted net income per share	0.44	1.18	1.06	0.95	3.63

2010	First	Second	Third	Fourth	Full Year
	(In millions, except per share data)
Sales	$947.0	$1,282.6	$1,260.1	$1,213.4	$4,703.1
Excise taxes	(286.0)	(399.3)	(385.1)	(378.3)	(1,448.7)
Net sales	661.0	883.3	875.0	835.1	3,254.4
Cost of goods sold	(404.4)	(474.8)	(457.4)	(475.6)	(1,812.2)
Gross profit	$256.6	$408.5	$417.6	$359.5	$1,442.2
Amounts attributable to MCBC:
Income from continuing operations	$62.0	$237.8	$257.0	$111.3	$668.1
Gain (loss) from discontinued operations, net of tax	42.6	(0.6)	(0.9)	(1.5)	39.6
Net income	$104.6	$237.2	$256.1	$109.8	$707.7
Basic income (loss) per share:
From continuing operations	$0.33	$1.28	$1.39	$0.60	$3.59
From discontinued operations	0.23	—	(0.01)	(0.01)	0.21
Basic net income per share	$0.56	$1.28	$1.38	$0.59	$3.80
Diluted income (loss) per share:
From continuing operations	$0.33	$1.27	$1.38	$0.59	$3.57
From discontinued operations	0.23	—	(0.01)	(0.01)	0.21
Diluted net income per share	$0.56	$1.27	$1.37	$0.58	$3.78